Subsequent events after the Statement of Financial Position date (Details) - Events after Reporting Period	1 Months Ended
	Nov. 03, 2020 USD ($) shares	Nov. 03, 2020 EUR (€) shares
Events after Reporting Period [Line Items]
Purchase of treasury shares (in shares)	1,757,377	1,757,377
Purchase of treasury shares	$ 44,000,000.0	€ 37,400,000